REVENUE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer
Disaggregation of Revenue [Line Items]
Number of customer representing 10% or more | customer	2	2	2
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Related Party
Disaggregation of Revenue [Line Items]
Percentage of net sales	17.40%	19.30%	18.50%
Revenues | $	$ 282.5	$ 302.2	$ 266.8
PACCAR | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of net sales	15.60%	16.20%	15.10%
Traton Group | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of net sales	11.80%	12.00%	11.70%